Employee Benefit Plans (Details 5) (Other Postretirement Benefits [Member], Subsidies under the Prescription Drug Act [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Other Postretirement Benefits [Member] | Subsidies under the Prescription Drug Act [Member]
Cumulative reduction in other postretirement benefits obligations
Balance at January 1,	$ 247	$ 317
Service costs	3	2
Interest costs	16	16
Net actuarial (gains) losses	(255)	(76)
Expected drug subsidy	(11)	(12)
Balance at December 31,	$ 0	$ 247